Property and Equipment (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 21, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / Boe	Jun. 30, 2014 USD ($) $ / Boe	Jun. 30, 2015 USD ($) $ / Boe	Jun. 30, 2014 USD ($) $ / Boe	Dec. 31, 2014 USD ($) $ / Boe	Dec. 31, 2013 USD ($) $ / Boe	Dec. 31, 2012 USD ($) $ / Boe
Property and Equipment
Proved properties		$ 3,527,182,000		$ 3,527,182,000		$ 3,398,146,000	$ 2,817,062,000
Unevaluated properties		31,778,000		31,778,000		44,535,000	243,599,000
Other property and equipment		14,734,000		14,734,000		13,454,000	11,113,000
Less accumulated depreciation, depletion, amortization and impairment		(2,119,458,000)		(2,119,458,000)		(1,333,019,000)	(976,880,000)
Net property and equipment		1,454,236,000		1,454,236,000		2,123,116,000	2,094,894,000
Other information
Capitalized qualifying share-based compensation expense						2,200,000	1,400,000
Impairment in carrying value of oil and gas properties		498,389,000		673,056,000	$ 86,471,000	86,471,000	453,310,000
Depreciation, depletion, and amortization		55,255,000	$ 71,074,000	$ 113,683,000	137,975,000	269,935,000	250,396,000	$ 125,561,000
Dequincy assets
Other information
Purchase price of subject to standard post-closing adjustments received in cash	$ 44,000,000
Net proceeds	42,400,000
Gain (Loss) on reduction of oil and natural gas properties	$ 0
Other Property and Equipment
Other information
Depreciation on other property						$ 3,100,000	2,200,000	500,000
Other Property and Equipment | Minimum
Other information
Estimated useful lives				5 years		3 years
Other Property and Equipment | Maximum
Other information
Estimated useful lives				7 years		7 years
Oil and Gas Properties
Other information
Internal cost capitalized		2,613,000	3,325,000	$ 4,915,000	6,449,000	$ 12,400,000	8,400,000	1,500,000
Capitalized qualifying share-based compensation expense		400,000	600,000	900,000	1,200,000	$ 2,200,000	$ 1,400,000	$ 200,000
Impairment				498,400,000
Impairment in carrying value of oil and gas properties				673,100,000	86,500,000
Depletion expense		54,359,000	70,323,000	111,964,000	136,527,000
Depreciation on other property		896,000	751,000	1,719,000	1,448,000
Depreciation, depletion, and amortization		$ 55,255,000	$ 71,074,000	$ 113,683,000	$ 137,975,000
Depletion expense (per Boe) | $ / Boe		17.63	24.22	18.18	24.76	22.75	28.42	34.17
Depreciation on other property (per BOE) | $ / Boe		0.29	0.25	0.28	0.26
Depreciation, depletion, and amortization (per BOE) | $ / Boe		17.92	24.47	18.46	25.02